Leases - Lease Expenses not Included in the Measurement of Lease Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Expense relating to short-term leases	$ 495	$ 552
Expense relating to variable lease payments	$ 1,415	$ 1,251